COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$22,705
2014	50,090
2015 and thereafter	11,651
$84,446

2013	$45,011
2014	46,207
2015 and thereafter	15,535
$106,753